14. FINANCIAL INSTRUMENTS (Details 4) - Foreign exchange risk [member]	Dec. 31, 2020 Numnber
UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	5.1967
UNITED STATES [member] | Probable scenario [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	5.2617
UNITED STATES [member] | Scenario 1 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	6.4959
UNITED STATES [member] | Scenario 2 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	7.7951
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	6.3779
Euro [member] | Probable scenario [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	6.3867
Euro [member] | Scenario 1 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	7.9724
Euro [member] | Scenario 2 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	9.5669
USD x EUR [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	1.2271
USD x EUR [member] | Probable scenario [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	1.2124
USD x EUR [member] | Scenario 1 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	1.5339
USD x EUR [member] | Scenario 2 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	1.8407